FEDERATED U.S. GOVERNMENT SECURITIES FUND: 2-5 YEARS

Federated Investors Funds

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

March 31, 2016

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE: FEDERATED U.S. GOVERNMENT SECURITIES FUND: 2-5 YEARS (the “Trust”)

Class R Shares

Institutional Shares

Service Shares

1933 Act File No. 2-75769

1940 Act File No. 811-3387

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive form of Prospectus and Statement of Additional Information dated March 31, 2016, that would have been filed under Rule 497(c), does not differ from the forms of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 55 on March 28, 2016.

If you have any questions regarding this certification, please contact me at (724) 720-8831.

Very truly yours,

/s/ Edward C. Bartley

Edward C. Bartley

Assistant Secretary